Equity (Details 3) (Warrant [Member], Performance Shares [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Warrant [Member] | Performance Shares [Member]
Outstanding at January 1, 2014 - Shares	1,661,364
Granted - Shares	20,000
Exercised - Shares	0
Forfeited or expired - Shares	(200,000)
Outstanding at December 31, 2014 -Shares	1,481,364	1,661,364
Exercisable at December 31, 2014 - Shares	1,471,364
Weighted-Average Exercise Price, Outstanding, Beginning	$ 1.24
Granted - Weighted - Average Exercise Price	$ 0.40
Exercised - Weighted - Average Exercise Price	$ 0
Forfeited or expired - Weighted - Average Exercise Price	$ 1.50
Weighted-Average Exercise Price, Outstanding, Ending	$ 1.20	$ 1.24
Exercisable - Weighted - Average Exercise Price	$ 1.20
Outstanding - Weighted-Average Remaining Contractual Term	1 year 3 months 18 days	1 year 10 months 24 days
Exercisable - Weighted-Average Remaining Contractual Term	1 year 3 months 18 days
Outstanding - Aggregate Intrinsic Value	$ 0
Exercisable - Aggregate Intrinsic Value	$ 0